CONTINGENCIES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 05, 2018	Nov. 23, 2017	Aug. 31, 2022
Disclosure of contingent liabilities [line items]
Minimum operating lease payments			$ 154
Maseve Investments 11 (Pty) Ltd. [Member]
Disclosure of contingent liabilities [line items]
Value for sale transaction		$ 74,000
Proportion of ownership and voting rights held by non-controlling interests		17.10%
Proportion of ownership interest in subsidiary		82.90%
Sale of Maseve's assets in cash	$ 58,000